Document and Entity Information	Feb. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001857951
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Feb. 21, 2023
Entity Registrant Name	Weber Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40702
Entity Tax Identification Number	61-1999408
Entity Address, Address Line One	1415 S. Roselle Road
Entity Address, City or Town	Palatine
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60067
City Area Code	(847)
Local Phone Number	934-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	WEBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false